Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2024
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.
CIK	dei_EntityCentralIndexKey	0001652200
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 28, 2024
Prospectus Date	rr_ProspectusDate	Sep. 01, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Low Duration Preferred and Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXAX
Low Duration Preferred and Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXCX
Low Duration Preferred and Income Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXFX
Low Duration Preferred and Income Fund | I
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXIX
Low Duration Preferred and Income Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXRX
Low Duration Preferred and Income Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPXZX